CERTIFICATION OF
                      STRONG HERITAGE RESERVE SERIES, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG HERITAGE MONEY FUND
                          STRONG INVESTORS MONEY FUND


STRONG HERITAGE RESERVE SERIES, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Heritage Money Fund's Prospectuses and Statement of Additional Information for the Investor Class, Advisor Class and Institutional Class shares and to the Strong Investors Money Funds' Prospectus and Statement of Additional Information each dated July 1, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 15 (File No. 33-59361; 811-7285), which was filed with the Securities and Exchange Commission on June 29, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Heritage Money and Strong Investors Money Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                         STRONG HERITAGE RESERVE SERIES, INC.


                         /S/ CATHLEEN A. EBACHER
                         By:     Cathleen A. Ebacher
                         Title:  Vice President


Dated: July 5, 2000